Subordinated Debt Convertible and NonConvertible (Details Narrative) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	May 15, 2019 USD ($)	Apr. 03, 2017 USD ($) integer $ / shares shares	Jan. 20, 2017 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Oct. 02, 2015 USD ($)
Common stock share issued | shares				17,667		17,667	12,538
Common stock issue value				$ 105		$ 93
Amortization of debt discount				$ 445	$ 279	1,779	$ 909
JAX Legacy [Member]
Common stock issue value						$ 314	$ 419
Common stock share issued, shares | shares						756	408
Series C Preferred Stock [Member]
Common stock share issued | shares					42			93
Note payable interest rate					8.00%	0.00%		8.00%
Preferred Stock issued | shares				0		0	60
Original principal amount								$ 4,185
8% Convertible Subordinated Note [Member] | BCF [Member]
Amortization of debt discount						$ 731	$ 110
Discount on issuance of note payable						$ 841
8% Convertible Subordinated Note [Member] | Series C Preferred Stock [Member] | Investor [Member]
Common stock share issued | shares								1,000
Note issued								$ 1,000
Common stock conversion price | $ / shares								$ 1.00
Preferred Stock issued | shares								93
Common sock issuance | shares								1,093
Common stock shares issued, interest, shares | shares						104	60
Common stock shares issued, interest, value					$ 42	$ 104	$ 60
8% Convertible Subordinated Note [Member] | Board of Directors [Member]
Note issued	$ 2,000
Maturity date of note	Oct. 03, 2021
Note interest description	The maturity date of the 8% Notes was on October 3, 2021 (the “Maturity Date”). The 8% Notes were convertible into shares of the Company’s Series C 8% Cumulative Convertible Preferred Stock (“Series C Preferred Stock”) at a conversion price equal to $1.00 per share (subject to adjustment as provided in the 8% Notes upon any stock dividend, stock combination or stock split or upon the consummation of certain fundamental transactions) (the “Conversion Price”).
Subscription Agreement [Member]
Note issued									$ 4,185
Addendum [Member]
Original principal amount			$ 1,000
Cash paid to Sellers			$ 250
Interest rate			0.055%
10% Convertible Subordinated Note [Member]
Note issued		$ 4,185
Common stock conversion price | $ / shares		$ 5.83
Maturity date of note		Oct. 03, 2021
Redemption price		1.00%
Convertible consecutive trading days | integer		20
Redeemed principal amount		10.00%
9.5% Convertible Subordinated Note [Member]
Common stock issue value						$ 890	$ 1,188
Note issued		$ 12,500						$ 1,115
Proceed from note issued								$ 12,500
Purchase price per price | $ / shares								$ 0.52
Common stock conversion price | $ / shares		$ 5.83						$ 5.83
Preferred stock issuable | shares								93
Note payable interest rate		9.50%
Common stock share issued, shares | shares		403				2,039	1,096
Maturity date of note		Oct. 03, 2021
Note interest description		the Company of the entire $12,500 aggregate principal amount of the 9.5% Notes. The 9.5% Notes were settled at a conversion rate of $5.83 (the price at which the 9.5% Notes were converted into shares of the Company’s common stock and purchased by the Company at $0.52 (the closing price on the NYSE American for the Common Stock on June 16, 2020).
Repurchase Agreement [Member]
Note issued								$ 1,000
Proceed from note issued								$ 520
Purchase price per price | $ / shares								$ 0.52
Note Settlement Agreement [Member]
Note issued								$ 1,000
Proceed from note issued								$ 89
Purchase price per price | $ / shares								$ 0.52
Common stock conversion price | $ / shares								$ 5.83
Note Conversion Agreement [Member]
Common stock share issued | shares								718
Note issued								$ 4,185
Common stock conversion price | $ / shares								$ 5.83